Effects of adoption of IFRS 17 - Impact on Consolidated Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of effect of insurance contracts initially recognised [line items]
Cash and balances at central banks	[1]	$ 285,868		$ 327,002	[2]	$ 403,018
Items in the course of collection from other banks	[1]	6,342		7,297	[2]	4,136
Hong Kong Government certificates of indebtedness	[1]	42,024		43,787		42,578
Trading assets	[1]	289,159		218,093		248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	[1]	110,643		100,101		110,795
Derivatives	[1]	229,714		284,159		196,882
Loans and advances to HSBC undertakings	[1]	112,902		104,475		82,567
Loans and advances to customers	[1]	938,535		923,561		1,044,534
Reverse repurchase agreements – non-trading	[1]	252,217		253,754		241,648
Financial investments	[1]	442,763		364,726		392,005
Assets held for sale	[1]	114,134		115,919		3,411
Prepayments, accrued income and other assets	[1]	165,255		156,149		136,196
Current tax assets	[1]	1,536		1,230		970
Interests in associates and joint ventures	[1]	27,344		29,254		29,609
Goodwill and intangible assets	[1]	12,487		11,419		11,169
Deferred tax assets	[1]	7,754		8,360		5,432
– other assets						1,307,290
Total assets	[1]	3,038,677		2,949,286		2,953,792
Hong Kong currency notes in circulation	[1]	42,024		43,787		42,578
Deposits by banks	[1]	73,163		66,722		101,152
Customer accounts	[1]	1,611,647		1,570,303		1,710,574
Repurchase agreements – non-trading	[1]	172,100		127,747		126,670
Items in the course of transmission to other banks	[1]	7,295		7,864	[2]	5,214
Trading liabilities	[1]	73,150		72,353		84,904
Financial liabilities designated at fair value	[1]	141,426		127,321		145,503
Derivatives	[1]	234,772		285,762		191,064
Debt securities in issue	[1]	93,917		78,149		78,557
Liabilities of disposal groups held for sale	[1]	108,406		114,597		9,005
Accruals, deferred income and other liabilities	[1]	136,606		134,313		115,900
Current tax liabilities	[1]	2,777		1,135		699
Opening liabilities		120,851		108,816		119,307
Other provisions	[1]	1,741		1,958		2,566
Deferred tax liabilities	[1]	1,238		972		3,294
Subordinated liabilities	[1]	24,954		22,290		20,487
Other liabilities		21,834		20,242		2,634,873
Total liabilities	[1]	2,846,067		2,764,089		2,757,474
Called up share capital	[1]	9,631		10,147		10,316
Share premium account	[1]	14,738		14,664		14,602
Other equity instruments	[1]	17,719		19,746		22,414
Other reserves	[1]	(8,907)		(9,133)		6,447
Retained earnings	[1]	152,148		142,409		135,236
Total shareholders’ equity	[1]	185,329		177,833		189,015
Non-controlling interests	[1]	7,281		7,364		7,303
Total equity		192,610	[1]	185,197	[1]	196,318	[1]	$ 204,995
Total liabilities and equity	[1]	$ 3,038,677		2,949,286		2,953,792
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Cash and balances at central banks				327,002		403,018
Items in the course of collection from other banks				7,299		4,136
Hong Kong Government certificates of indebtedness				43,787		42,578
Trading assets				218,093		248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss				45,063		49,804
Derivatives				284,146		196,882
Loans and advances to HSBC undertakings				104,882		83,136
Loans and advances to customers				924,854		1,045,814
Reverse repurchase agreements – non-trading				253,754		241,648
Financial investments				425,563		446,274
Assets held for sale				115,919		3,411
Prepayments, accrued income and other assets				156,865		136,571
Current tax assets				1,230		970
Interests in associates and joint ventures				29,254		29,609
Goodwill and intangible assets				21,321		20,622
Deferred tax assets				7,498		4,624
– other assets						1,307,665
Total assets				2,966,530		2,957,939
Hong Kong currency notes in circulation				43,787		42,578
Deposits by banks				66,722		101,152
Customer accounts				1,570,303		1,710,574
Repurchase agreements – non-trading				127,747		126,670
Items in the course of transmission to other banks				7,864		5,214
Trading liabilities				72,353		84,904
Financial liabilities designated at fair value				127,327		145,502
Derivatives				285,764		191,064
Debt securities in issue				78,149		78,557
Liabilities of disposal groups held for sale				114,597		9,005
Accruals, deferred income and other liabilities				133,240		114,773
Current tax liabilities				1,135		698
Opening liabilities				114,844		112,745
Other provisions				1,958		2,566
Deferred tax liabilities				2,422		4,673
Subordinated liabilities				22,290		20,487
Other liabilities						2,633,744
Total liabilities				2,770,502		2,751,162
Called up share capital				10,147		10,316
Share premium account				14,664		14,602
Other equity instruments				19,746		22,414
Other reserves				(9,141)		6,460
Retained earnings				152,068		144,458
Total shareholders’ equity				187,484		198,250
Non-controlling interests				8,544		8,527
Total equity				196,028		206,777
Total liabilities and equity				2,966,530		2,957,939
Total movements
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss						60,991
Loans and advances to HSBC undertakings						(569)
Loans and advances to customers						(1,280)
Financial investments						(54,269)
Goodwill and intangible assets						(9,453)
Deferred tax assets						808
– other assets						(375)
Total assets						(4,147)
Opening liabilities						6,562
Deferred tax liabilities						(1,379)
Other liabilities						1,129
Total liabilities						6,312
Total shareholders’ equity						(9,235)
Non-controlling interests						(1,224)
Total equity				$ (10,831)		(10,459)	[3]
Total liabilities and equity						(4,147)
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss						0
Loans and advances to HSBC undertakings						0
Loans and advances to customers						0
Financial investments						0
Goodwill and intangible assets						(9,453)
Deferred tax assets						0
– other assets						(4,468)
Total assets						(13,921)
Opening liabilities						(112,745)
Deferred tax liabilities						0
Other liabilities						78
Total liabilities						(112,667)
Total shareholders’ equity						92,738
Non-controlling interests						6,008
Total equity						98,746
Total liabilities and equity						(13,921)
Remeasure-ment effect of IFRS 9 re-designations
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss						60,991
Loans and advances to HSBC undertakings						(569)
Loans and advances to customers						(1,280)
Financial investments						(54,269)
Goodwill and intangible assets						0
Deferred tax assets						0
– other assets						0
Total assets						4,873
Opening liabilities						0
Deferred tax liabilities						0
Other liabilities						0
Total liabilities						0
Total shareholders’ equity						4,558
Non-controlling interests						315
Total equity						4,873
Total liabilities and equity						4,873
IFRS 17 fulfilment cash flows
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss						0
Loans and advances to HSBC undertakings						0
Loans and advances to customers						0
Financial investments						0
Goodwill and intangible assets						0
Deferred tax assets						0
– other assets						4,198
Total assets						4,198
Opening liabilities						109,393
Deferred tax liabilities						0
Other liabilities						1,102
Total liabilities						110,495
Total shareholders’ equity						(99,631)
Non-controlling interests						(6,666)
Total equity						(106,297)
Total liabilities and equity						4,198
IFRS 17 CSM
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss						0
Loans and advances to HSBC undertakings						0
Loans and advances to customers						0
Financial investments						0
Goodwill and intangible assets						0
Deferred tax assets						0
– other assets						(105)
Total assets						(105)
Opening liabilities						9,914
Deferred tax liabilities						0
Other liabilities						(51)
Total liabilities						9,863
Total shareholders’ equity						(8,847)
Non-controlling interests						(1,121)
Total equity						(9,968)
Total liabilities and equity						(105)
Tax effect
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss						0
Loans and advances to HSBC undertakings						0
Loans and advances to customers						0
Financial investments						0
Goodwill and intangible assets						0
Deferred tax assets						808
– other assets						0
Total assets						808
Opening liabilities						0
Deferred tax liabilities						(1,379)
Other liabilities						0
Total liabilities						(1,379)
Total shareholders’ equity						1,947
Non-controlling interests						240
Total equity						2,187
Total liabilities and equity						$ 808

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[3]	The impact of IFRS 17 on previously reported total equity was $(10,831)m at 31 December 2022.